Pensions and other postretirement benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pensions - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 18,589	$ 18,435	$ 17,533
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,201	1,185	1,167
Total Investment Assets
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	22,105	21,302
Total Investment Assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,259	5,544
Total Investment Assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	9,503	9,154
Total Investment Assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,201	1,185
Total Investment Assets | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,142	5,419
Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	158	186
Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	46	61
Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	112	125
Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Cash and short-term investments | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	266	76
Canada, U.S. and supranational | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	266	76
Canada, U.S. and supranational | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and municipalities
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,384	6,337
Provinces of Canada and municipalities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and municipalities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,384	6,337
Provinces of Canada and municipalities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and municipalities | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,308	2,278
Corporate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,308	2,278
Corporate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	380	380
Emerging Market Debt | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	380	380
Emerging Market Debt | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	799	950
Private Debt | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	799	950
Canadian
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	287	245
Canadian | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	287	245
Canadian | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,325	2,581
U.S. | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,325	2,581
U.S. | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,180	2,334
International | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,180	2,334
International | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	766	738
Private equities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	766	738
Employee Benefit Plan, Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	494	519
Employee Benefit Plan, Real Estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Employee Benefit Plan, Real Estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Employee Benefit Plan, Real Estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	213	238	252
Employee Benefit Plan, Real Estate | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	281	281
Resource and royalties
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,399	1,324
Resource and royalties | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	411	311
Resource and royalties | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	66
Resource and royalties | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	988	947	$ 915
Resource and royalties | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt and Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	521	653
Private Debt and Infrastructure | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt and Infrastructure | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt and Infrastructure | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt and Infrastructure | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	521	653
Multi-strategy
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,391	1,357
Multi-strategy | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi-strategy | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi-strategy | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi-strategy | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,391	1,357
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	65	71
Fixed income | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed income | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	65	71
Equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	460	511
Equity | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Equity | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Equity | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Equity | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	460	511
Global macro
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	859	858
Global macro | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global macro | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global macro | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global macro | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	859	858
Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	102	87
Derivative assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	10	12
Derivative assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	92	75
Derivative assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Derivative assets | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Derivative liabilities
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(39)	(183)
Derivative liabilities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Derivative liabilities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(39)	(183)
Derivative liabilities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Derivative liabilities | NAV
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Investment-related liabilities
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(3,619)	(2,960)
Other
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 103	$ 93